Term Debt - RBC Term Loan (Detail Textuals)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2014 RBC term loan	Dec. 31, 2013 RBC term loan	Jun. 04, 2012 Apex RBC term loan Line of credit USD ($)	Jun. 04, 2012 Apex RBC term loan Line of credit CAD	Jun. 04, 2012 Apex RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex RBC term loan Term credit facility CAD	Mar. 31, 2014 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2013 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex RBC term loan Term credit facility USD ($)	Mar. 31, 2014 Other assets USD ($)	Dec. 31, 2013 Other assets USD ($)	Dec. 31, 2012 Other assets USD ($)
Debt Instrument [Line Items]
Unamortized deferred financing costs														$ 40,000	$ 48,000	$ 107,000
Aggregate amount of credit facility							2,641,000	2,750,000	2,401,000	2,500,000
Term Loan, Interest percentage									4.00%	4.00%		7.00%
Interest Rate Basis									Royal Bank Prime	Royal Bank Prime
Principal and interest payable period											3 years
Fixed principal amount											70,000
Frequency of repayment											Monthly
Financing costs paid	100,000	118,000	119,000	270,000							120,000	120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan											20.00%
Period of payment for mandatory repayments									30 days	30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,064,000)		$ (1,086,000)	$ (1,800,000)							$ 0	$ 0	$ 0
Term loan and financial covenant, Description					On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified. Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.	On August 16, 2013 the RBC Credit Agreement was amended and certain financial covenants were modified. Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter